Report of Directors Corporate Governance - Scheme interests awarded (Details) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£) shares installment £ / shares	Feb. 25, 2022 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing share price (in GBP per share) | £ / shares		£ 5.380
Long-term incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period	3 years
Number of installments | installment	5
Long-term incentive awards | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Long-term incentive awards | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Long-term incentive awards | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Long-term incentive awards | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Long-term incentive awards | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Long-term incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Retention period	1 year
Maximum | Long-term incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Claw-back period	10 years
Ewen Stevenson | Long-term incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 3,086
Percentage receivable for minimum performance	25.00%
Number of shares awarded (in shares) | shares	573,674
Award as a percentage of base salary	320.00%
Expected dividend yield	5.00%
Expected dividend yield (in gbp per share) | £ / shares	£ 4.201
Ewen Stevenson | Long-term incentive awards | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Ewen Stevenson | Long-term incentive awards | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Ewen Stevenson | Long-term incentive awards | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Ewen Stevenson | Long-term incentive awards | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Ewen Stevenson | Long-term incentive awards | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Noel Quinn | Long-term incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 5,290
Percentage receivable for minimum performance	25.00%
Number of shares awarded (in shares) | shares	983,339
Award as a percentage of base salary	320.00%
Noel Quinn | Deferred shares | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Noel Quinn | Deferred shares | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Noel Quinn | Deferred shares | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Noel Quinn | Deferred shares | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Noel Quinn | Deferred shares | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%